RELATED PARTY TRANSACTIONS (Details) - VIE and its subsidiaries - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Sales to affiliated companies	$ 122,189	$ 31,587	$ 10,134
Purchases from affiliated companies	0	0
Advances from affiliated company	$ 8,740	$ 17,318